Schedule of financing costs (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Operating And Non-operating Costs
Interest on loan payable	$ 23	$ 8
Interest on lease obligations	14	12
Interest on bank loan		1
Interest on government loans		3
Interest on accounts payable		4
Total financing costs	$ 37	$ 28